CONTRACTUAL OBLIGATIONS	12 Months Ended
Sep. 30, 2021
Disclosure Of Contractual Obligation [Abstract]
CONTRACTUAL OBLIGATIONS [Text Block]

8. CONTRACTUAL OBLIGATIONS

Option agreement

On May 26, 2020, the Company entered into an option agreement (the "OA") with the University of Illinois at Chicago (the "UIC"), whereby the Company obtained the right to evaluate certain of the UIC's technology (as defined) for the purpose of making a decision as to whether to exclusively license the rights to the technology. Pursuant to the OA, the Company was granted an exclusive option to evaluate the technology and obtain an exclusive license to the patents and patent applications (as listed) and a non-exclusive right to use the technology for non-commercial research purposes. The Company paid US$15,000 ($20,313) in non-refundable option fees prior to exercising its option.

License agreement

On April 23, 2021, the Company entered into an exclusive license agreement with equity (the "LA") with the Board of Trustees of the UIC (the "University") whereby the University granted to the Company, in all fields of use and worldwide, an exclusive, non-transferable license with the right to sublicense under the University's rights in and to the Patent Rights (as defined) and a non-exclusive, non-transferable license with the right to sublicense under the University's rights in and to the Technical Information (as defined) to make, have made, construct, have constructed, use, import, sell, and offer for sale royalty-bearing Product (as defined). As consideration for the grant of license, the Company will pay the following amounts (in US$) to the University:

•	Signing Fee - a signing fee of $100,000 less $15,000 in option fees was paid (CDN$105,502) and 63,000 common shares of the Company were issued to the University (see Note 6);

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Net Sales - royalties on Net Sales (as defined) ranging from 3% (under $1 billion) to 4.5% (over $2 billion), with such royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues;

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Sublicensee Revenues - royalties (as for net sales above) on Sublicensee Revenue (as defined), with such royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter;

•	Annual Minimums - if the total royalties paid to the University for any license year are less than the following annual minimums, the Company must pay the University the amount equal to the shortfall:

o	Years 1 and 2 - $nil;
o	Year 3 - $5,000;
o	Year 4 - $15,000;
o	Year 5 - $35,000;
o	Year 6 and thereafter - $50,000; and
o	After first commercial sale - $250,000 or net sales royalty, whichever is higher.

•	Milestone Payments - milestone payments after the occurrence of the following milestone events:

Prior to any sublicensing agreements, joint ventures or change of control:

o	$10,000 upon dosing the first patient in a Phase I trial;
o	$50,000 upon dosing the first patient in the first Phase II trial;
o	$250,000 upon dosing the first patient in a Phase III trial in the first clinical indication; and
o	$2 million upon the first commercial sale of each clinical indication.
After any sublicensing agreements, joint ventures or change of control:

o	As above;
o	$250,000 upon dosing the first patient in each Phase II trial;
o	$500,000 upon dosing the first patient in each Phase III trial; and
o	$2 million upon the first commercial sale of each clinical indication.

Unless otherwise agreed to in writing by the University, the Company will reimburse the University for all documented costs and expenses in connection with the Patent Rights, including the preparation, filing, prosecution, maintenance and defense thereof. From time to time, the anticipated costs and expenses may be significant and, upon request, the Company will pay the estimated costs and expenses in advance of such costs and expenses being incurred by the University.

The term of the LA ends on the later of the last to expire of the Patent Rights, expiration of regulatory exclusivity for Product or when the Company provides notice that use of Technical Information has ceased. The University has the right to terminate the LA if the Company fails to make any required payments or is in breach of any provision of the LA.  The Company may terminate the LA at any time upon providing at least 90 days written notice to the University.

Related party contracts

On June 5, 2020, the Company entered into an independent consultant agreement (the "ICA") whereby the consultant, a private corporation incorporated in the State of California, USA, was engaged and the consultant's representative will serve as the Company's Chief Medical Officer, with the services being provided in California. As compensation for performing these services, the consultant or the consultant's representative will participate in the Company's equity incentive plans and will be eligible for cash payments in respect of fees at such time as the Company begins to compensate other C-level personnel in cash and in similar proportion to total compensation (the "fees"). The non-cash portion of the consultant's fees for the first year of the term was in the form of a grant of 150,000 vested stock options and 150,000 RSUs (see Note 6). The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by either party giving the other 30 days written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless either party gives the other 30 days written notice. In March 2021, the Board of Directors authorized a monthly fee of US$15,000 and was further amended to US$25,000 in August 2021.

On October 29, 2020, the Company entered into an independent contractor agreement (the "ICA") whereby the contractor was engaged to serve as the Company's Chief Science Officer on an as-needed basis. The contractor will be compensated for these services as determined by the Board of Directors of the Company. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing five working days written notice, the contractor providing three months' written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In March 2021, the Board of Directors authorized a monthly fee of US$15,000 and was further amended to US$25,000 in August 2021.

Scientific advisory board agreements

On June 1, 2020, July 14, 2020 and April 12, 2021, the Company entered into scientific advisory board agreements (the "SABAs") whereby the advisors were retained to serve as members of the Company's scientific advisory board and as consultants to the Company and senior management in the areas of scientific, technical and business advice. As compensation for performing these services, the Company will pay the advisors hourly rates of $150 and $160 per hour. The Company also granted 130,000 share purchase options to the advisors as part of the Company's November 17, 2020 and April 28, 2021 grant of options of which 20,000 options were cancelled on January 21, 2021 (see Note 6). The advisors have the same hour requirements and restrictions as noted below. The services will continue for initial terms of one year unless sooner terminated. At the end of the initial terms, the SABAs will automatically be extended for an additional one-year period(s) unless either party gives the other 30 days written notice.

Consulting agreements

The Company has entered into numerous consulting agreements (the "CAs") whereby the consultants were retained to serve as advisors to the Company and senior management in the areas of public relations and content creation and scientific, technical and business advice. As compensation for performing these services, the Company will pay the advisors hourly rates between US$30 to US$600. The Company also granted 302,000 share purchase options to six advisors as part of the Company's November 17, 2020 and April 28, 2021 grant of options (see Note 6). The advisors being paid $400 and $600 per hour will reserve at least six full days of services to the Company and such additional days as requested by the Company each annual period, but not to exceed 36 full days of service per year unless otherwise agreed and up to a maximum of 288 hours total per year, unless otherwise agreed. The services will continue for initial terms of one year unless sooner terminated. At the end of the initial terms, the CAs will automatically be extended for an additional one-year period(s) unless either party gives the other 30 days written notice.

On October 9, 2020, the Company entered into a consulting agreement whereby the consultant was retained to serve as an advisor to the Company in the areas of scientific, technical and business advice. As compensation for performing these services, the Company will pay the advisor an hourly rate of US$130. The Company granted 90,000 stock options to the consultant on November 17, 2020 (see Note 6).

On November 6, 2020, the Company entered into a sponsored research agreement (the "SRA") with the University of Texas Medical Branch (the "UTMB") whereby the UTMB conducted a research program on behalf of the Company. Pursuant to the SRA, the agreement is effective as of October 15, 2020 and the research program was carried out through to its conclusion on February 15, 2021. As consideration for UTMB's performance, the Company paid US$66,764 which was recorded in research and development costs.

On November 17, 2020, the Company entered into an ICA whereby the contractor was engaged to serve as the Company's Vice President (Discovery). The contractor will be compensated for these services as determined by the Board of Directors of the Company. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing five working days written notice, the contractor providing three months' written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In March 2021, the Board of Directors authorized a monthly fee of US$15,000.